Related party transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Summary of related party balances

Related party balances are summarized as follows as of September 30, 2024:

2024
Balance due from former affiliates	$374
Balance due from shareholders related to acquisitions	124
Total due from related parties/shareholders	498
Balance due to former affiliates	(264)
Balance due to shareholders related to acquisitions	(125)
Balance at the end of the year	$109